Stockholders' Deficit - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	46,374,662	14,138,960
Common stock warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	23,889,364
Potential shares from Pre-Paid Advance
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	10,126,981
Merger earnout consideration shares
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	9,000,000
Potential shares from Cable Car Loan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	750,000
Potential shares from convertible notes
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	250,224
Options outstanding under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	2,072,000
Options available under the 2024 Incentive Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	286,093
Common Stock | Common stock warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		1,231,484
Common Stock | Options outstanding
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		3,646,922
Common Stock | Options available under the Plan
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		3,353,078
Common Stock | Potential shares from convertible notes
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		2,073,554
Common Stock | Subscription agreements
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		3,833,912